Fair Value - Information about Significant Unobservable Inputs (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	€ 63,638	€ 66,959
Recurring fair value measurement [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	257,645	247,151
Financial liabilities at fair value	67,523	60,806
Recurring fair value measurement [member] | At fair value through other comprehensive income [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	50,364	54,223
Recurring fair value measurement [member] | At fair value through other comprehensive income [member] | Debt securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	47,191	51,607
Recurring fair value measurement [member] | At fair value through other comprehensive income [member] | Other investments [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	€ 29	31
Level III [member] | At fair value through other comprehensive income [member] | Shares [member] | Net asset value [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique in assets	Net asset value
Significant unobservable input	n.a.
Level III [member] | At fair value through other comprehensive income [member] | Shares [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique in assets	Other
Significant unobservable input	n.a.
Level III [member] | At fair value through other comprehensive income [member] | Debt securities [member] | Broker quote [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique in assets	Broker quote
Significant unobservable input	n.a.
Level III [member] | At fair value through other comprehensive income [member] | Debt securities [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique in assets	Other
Significant unobservable input	n.a.
Level III [member] | At fair value through other comprehensive income [member] | Debt securities [member] | Constant Prepayment Rate [Member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique in assets	Discounted cash flow
Significant unobservable input	Constant Prepayment Rate
Level III [member] | At fair value through other comprehensive income [member] | Debt securities [member] | Constant Prepayment Rate [Member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique in assets	Discounted cash flow
Significant unobservable input	Constant Prepayment Rate
Level III [member] | At fair value through other comprehensive income [member] | Other investments [member] | Net asset value [member] | Investment funds [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique in assets	Net asset value
Significant unobservable input	n.a.
Level III [member] | At fair value through other comprehensive income [member] | Other investments [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique in assets	Other
Significant unobservable input	n.a.
Level III [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Shares [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique in assets	Net asset value
Significant unobservable input	n.a.
Level III [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Shares [member] | Broker quote [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique in assets	Broker quote
Significant unobservable input	n.a.
Level III [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Debt securities [member] | Broker quote [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique in assets	Broker quote
Significant unobservable input	n.a.
Level III [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Debt securities [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique in assets	Other
Significant unobservable input	n.a.
Level III [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Debt securities [member] | Constant Prepayment Rate [Member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique in assets	Discounted cash flow
Significant unobservable input	Constant prepayment rate
Level III [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Other investments [member] | Net asset value [member] | Investment funds [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique in assets	Net asset value
Significant unobservable input	n.a.
Level III [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Other investments [member] | Discounted cash flow [member] | Tax credit investments [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique in assets	Discounted cash flow
Significant unobservable input	Discount rate
Level III [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Other investments [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique in assets	Other
Significant unobservable input	n.a.
Level III [member] | Embedded derivatives [member] | Derivatives [member] | Own credit spread [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input	Own credit spread
Valuation technique in liabilities	Discounted cash flow
Level III [member] | Other Liabilities [member] | Derivatives [member] | Other valuation technique [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input	Other
Valuation technique in liabilities	Discounted cash flow
Level III [member] | Recurring fair value measurement [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	€ 5,846	5,392
Financial liabilities at fair value	6	12
Level III [member] | Recurring fair value measurement [member] | Other investments [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	4,947	4,403
Level III [member] | Recurring fair value measurement [member] | Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial liabilities at fair value	6	12
Level III [member] | Recurring fair value measurement [member] | At fair value through other comprehensive income [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	530	191
Level III [member] | Recurring fair value measurement [member] | At fair value through other comprehensive income [member] | Shares [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	4	4
Level III [member] | Recurring fair value measurement [member] | At fair value through other comprehensive income [member] | Shares [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	4	4
Level III [member] | Recurring fair value measurement [member] | At fair value through other comprehensive income [member] | Debt securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	516	181
Level III [member] | Recurring fair value measurement [member] | At fair value through other comprehensive income [member] | Debt securities [member] | Broker quote [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	416	33
Level III [member] | Recurring fair value measurement [member] | At fair value through other comprehensive income [member] | Debt securities [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	€ 98	€ 147
Level III [member] | Recurring fair value measurement [member] | At fair value through other comprehensive income [member] | Debt securities [member] | Constant Prepayment Rate [Member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Range (weighted average)	1.81%	40.53%
Financial assets at fair value	€ 2	€ 2
Level III [member] | Recurring fair value measurement [member] | At fair value through other comprehensive income [member] | Other investments [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	9	5
Level III [member] | Recurring fair value measurement [member] | At fair value through other comprehensive income [member] | Other investments [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	9	5
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Shares [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	91	126
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Shares [member] | Broker quote [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	4	1
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Debt securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	180	161
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Debt securities [member] | Broker quote [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	80	5
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Debt securities [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	€ 6	€ 30
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Debt securities [member] | Constant Prepayment Rate [Member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Range (weighted average)	7.10%	7.80%
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Other investments [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	€ 4,237	€ 4,050
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Other investments [member] | Net asset value [member] | Investment funds [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	€ 3,532	€ 3,439
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Other investments [member] | Discounted cash flow [member] | Tax credit investments [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Range (weighted average)	6.88%	7.10%
Financial assets at fair value	€ 705	€ 610
Level III [member] | Recurring fair value measurement [member] | Embedded derivatives [member] | Derivatives [member] | Own credit spread [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Range (weighted average)		0.45%
Financial liabilities at fair value	3	€ 8
Level III [member] | Recurring fair value measurement [member] | Other Liabilities [member] | Derivatives [member] | Other valuation technique [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial liabilities at fair value	€ 3	€ 4